Share buyback	6 Months Ended
Jun. 30, 2026
Share Buyback [Abstract]
Share buyback

8.Share buyback
On 12 February 2026, Unilever PLC announced a new programme to buy back shares with an aggregate market value of up to €1.5 billion, the commencement of which was announced on 30 April 2026. On 5 June 2026, Unilever announced the completion of its share buyback programme. A total of 30,703,780 ordinary Unilever PLC shares were purchased with an aggregate market value equivalent to €1.5 billion.